Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023
Significant Accounting Policies
Cash	$ 0		$ 0		$ 0	$ 0
Effective tax rate	(11.30%)	(10.30%)	(362.80%)	(4.00%)	0.00%	(89.50%)
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0		0		0	0
Investment held in trust account	$ 17,238,126		$ 17,238,126		$ 117,310,928	$ 118,742,928